UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23598

Western Asset Diversified Income Fund

(Exact name of registrant as specified in charter)

620 EIGHTH AVENUE, 47TH FLOOR, NEW YORK, NEW YORK 10018

(Address of principal executive offices) (Zip code)

Thomas C. Mandia, Esq.

100 First Stamford Place

Stamford, Connecticut 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: December 31

Date of reporting period: July 1, 2022–June 30, 2023

Item 1. Proxy Voting Record

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ICA File Number: 811-23598
Reporting Period: 07/01/2022 - 06/30/2023
Western Asset Diversified Income Fund

==================== Western Asset Diversified Income Fund =====================

CRESTWOOD EQUITY PARTNERS LP

Ticker:       CEQPPR         Security ID:  226344307
Meeting Date: MAY 11, 2023   Meeting Type: Annual
Record Date:  MAR 15, 2023

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Election of Class II Director to serve  For       For          Management
      until the 2026 annual meeting: David
      Lumpkins
1.2   Election of Class II Director to serve  For       For          Management
      until the 2026 annual meeting: Frances
      M. Vallejo
1.3   Election of Class II Director to serve  For       For          Management
      until the 2026 annual meeting: Gary D.
      Reaves
2     To approve, on a non-binding advisory   For       For          Management
      basis, our named executive officer
      compensation.
3     To ratify the appointment of Ernst &    For       For          Management
      Young LLP as independent registered
      public accounting firm for Crestwood
      Equity Partners LP for the fiscal year
      ending December 31, 2023.
4     To approve the Third Amendment to the   For       For          Management
      Crestwood Equity Partners LP 2018
      Long- Term Incentive Plan to increase
      the number of units authorized for
      issuance.

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Diversified Income Fund

By:	/s/ Jane Trust Jane Trust Chairman, President and Chief Executive Officer

Date:	August 18, 2023